Property, plant and equipment and Exploration and evaluation assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Property, plant and equipment and Exploration and evaluation assets
14. Property, plant and equipment and Exploration and evaluation assets –

	Mining property	Land and buildings	Plant and equipment	Oil and Gas Properties	Others	ROU assets	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2018	190,865	112,512	777,490	646,790	11,020	—	154,631	1,893,308	661,278	2,554,586
Additions	11,473	5,129	18,764	32,684	1,284	—	38,028	107,362	5,526	112,888
Transfers/ Reclassifications	20,729	10,914	29,661	591,826	2,613	—	(63,929)	591,814	(591,826)	(12)
Disposals/ Adjustments	(531)	(156)	(9,300)	(136)	(342)	—	(1,184)	(11,649)	—	(11,649)
Acquisition through business combination (Refer Note 4(a))	—	8,910	34,895	—	76	—	4,568	48,449	—	48,449
Unsuccessful exploration cost	—	—	—	—	—		—	—	(497)	(497)
Foreign exchange	(4,864)	(1,107)	(4,546)	34,626	(222)	—	(813)	23,074	47,984	71,058

As at March 31, 2019	217,672	136,202	846,964	1,305,790	14,429		131,301	2,652,358	122,465	2,774,823	36,806

Effects of implementing IFRS 16	—	—	(163)	—	—	5,626	—	5,463	—	5,463	72
Additions	14,915	3,667	19,983	32,968	1,487	10,212	28,899	112,131	6,887	119,018	1,579
Transfers/ Reclassification D(10)	6,930	(590)	8,558	2,243	382	0	(16,860)	663	(2,243)	(1,580)	(21)
Disposals/ Adjustments	(1,265)	(65)	(7,578)	(132)	(334)	(2,140)	(10,054)	(21,568)	(476)	(22,044)	(292)
Acquisition through business combination (Refer Note 4(c))	—	192	143	—	—	—	—	335	—	335	4
Unsuccessful exploration cost	—	—	—	—	—	—	—	—	(27)	(27)	(0)
Foreign exchange	(4,899)	(362)	(3,660)	108,417	(231)	452	(275)	99,442	9,460	108,902	1,445

As at March 31, 2020	233,353	139,044	864,247	1,449,286	15,733	14,150	133,011	2,848,824	136,066	2,984,890	39,593

Accumulated depreciation, depletion, amortisation and impairment
As at April 01, 2018	137,771	25,534	235,949	583,423	6,849		15,186	1,004,712	501,973	1,506,685

Charge for the year	14,439	4,915	32,811	42,595	958	—	—	95,718	—	95,718
Disposals/Adjustments	—	(153)	(6,624)	(125)	(287)	—	—	(7,189)	—	(7,189)
Transfers/Reclassifications	(2)	422	(639)	443,876	207	—	—	443,864	(443,876)	(12)
Impairment (Charge/ (reversal)) A				(2,611)		—	—	(2,611)	—	(2,611)
Foreign exchange	(1,534)	(774)	(2,996)	31,998	(104)	—	430	27,020	36,408	63,428

As at March 31, 2019	150,674	29,944	258,501	1,099,156	7,623		15,616	1,561,514	94,505	1,656,019	21,966

Effects of implementing IFRS 16	—	—	(6)	—	—	6	—	—	—	—	—
Charge for the year	17,736	5,190	34,816	39,889	1,642	982	—	100,255		100,255	1,330
Disposals/Adjustments	—	(6)	(4057)	—	(251)	(166)	—	(4,480)	—	(4,480)	(59)
Transfers/Reclassification	—	—	(67)	—	67	—	—	—	—	—	—
Impairment (Charge/ (reversal)) A,B,C	—	167	5,098	119,299	—	215	6,310	131,089	15,732	146,821	1,947
Foreign exchange	(1,932)	(426)	(2,405)	98,451	(132)	19	—	93,575	7,907	101,482	1,346

As at March 31, 2020	166,478	34,869	291,880	1,356,795	8,949	1,056	21,926	1,881,953	118,144	2,000,097	26,530

	Mining property	Land and buildings	Plant and equipment	Oil and Gas Properties	Others	ROU assets	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Net book value / Carrying amount
As at April 01, 2018	53,094	86,978	541,541	63,367	4,171	—	139,445	888,596	159,305	1,047,901
As at March 31, 2019	66,998	106,258	588,463	206,634	6,806	—	115,685	1,090,844	27,960	1,118,804
As at March 31, 2020	66,875	104,175	572,367	92,491	6,784	13,094	111,085	966,871	17,922	984,793	13,063

Disclosure of Right of Use (ROU) Assets as per IFRS 16 “Leases”

	Land & Building *	Plant and Equipment	Total	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
For the FY 2019-20
ROU asset as at April 01, 2019	5,357	263	5,620	75
Additions	3,493	6,719	10,212	135
Deductions	(1,974)	—	(1,974)	(26)
Depreciation	(771)	(211)	(982)	(13)
Impairment	(215)	—	(215)	(3)
Foreign exchange	88	345	433	6

Net book value/carrying amount as at March 31, 2020	5,978	7,116	13,094	174

*	Includes balance of Leasehold land as at March 31, 2019 of ₹ 4,313 million.

A)
During the year ended March 31, 2019 and 2020, the Group ha
d
recognized impairment reversal of
₹
2,611 million and charge of
₹
 135,031 million ($ 1,791 million) respectively, on its assets in the oil and gas segment comprising of:

1)
Impairment charge of
₹
 127,164 million ($ 1,686 million) relating to Rajasthan oil and gas block (“RJ CGU”) triggered by the significant fall in the crude oil prices. Of this charge,
₹
 116,748 million ($ 1,548 million) impairment charge has been recorded against oil and gas producing facilities and
₹
 10,416 million ($ 138 million) impairment charge has been recorded against exploration intangible assets under development. The valuation remains dependent on price and further deterioration in long term prices may result in additional impairment.

For oil & gas assets, CGU’s identified are on the basis of a production sharing contract (PSC) level, as it is the smallest group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.
The recoverable amount of the RJ CGU,
₹
 105,109 million ($1,394 million), was determined based on the fair value less costs of disposal approach, as it more accurately reflects the recoverable amount based on our view of the assumptions that would be used by a market participant.
The same was computed using a level-3 valuation technique
based on the cash flows expected to be generated by the projected oil and natural gas production profiles up to the expected dates of cessation of production sharing contract (PSC)/cessation of production from each producing field based on the current estimates of reserves and risked resources. Reserves assumptions for fair value less costs of disposal tests consider all reserves that a market participant would consider when valuing the asset, which are usually broader in scope than the reserves used in a value-in-use
test. Discounted cash flow analysis used to calculate fair value less costs of disposal uses assumption for short-term oil price of $ 38 per barrel for the next one year and scales upto long-term nominal price of $ 57 per barrel three years thereafter derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 10.35% derived from the
post-tax
weighted average cost of capital after factoring the risks ascribed to the successful implementation of key growth projects. Additionally, in computing the recoverable value, the effects of market participant’s response on production sharing contract matters have also been appropriately considered. Based on the sensitivities carried out by the Group, change in crude price assumptions by $ 1/bbl and changes to discount rate by 1%

would lead to a change in recoverable value by
₹
3,370 million (
$ 45
million) and
₹
4,940 million (
$ 66
million) respectively
.

2)
Impairment charge of
₹
 2,551 million ($ 34 million) relating to
KG-ONN-2003/1
CGU mainly due to the reduction in crude oil price forecast. The recoverable amount of the CGU,
₹
 1,496 million ($ 20 million) was
also
determined based on fair value less cost of disposal approach, a level-3
valuation technique in the fair value hierarchy as described in above paragraph. Discounted cash flow analysis used to calculate fair value less costs of disposal uses assumption for oil price as described in above paragraph. The cash flows are discounted using the post-tax
nominal discount rate of 11.1
% derived from the post tax weighted average cost of capital
. The sensitivities around change in crude price and discount rate are not material to the financial statements.

3)
In exploration block
KG-OSN-2009/3,
the Group had represented to DGH to grant a
12-month
excusable delay along with unfettered and unrestricted access to the block. Based on the said representation, the DGH granted an extension of upto December
04,
2020. However, in view of the restricted access to the block and low oil price outlook, the carrying value of
₹
 5,316 million ($ 71 million) has been impaired.

4)
During the year ended March 31, 2019, the Group has recognized net impairment reversal of
₹
 2,611 million in respect of Oil & Gas Block
KG-ONN-2003/1
(CGU) on booking of commercial reserves and subsequent commencement of commercial production. The impairment reversal has been recorded against Oil & Gas producing facilities. The recoverable amount of the Group’s share in
KG-ONN-2003/1
(CGU) was determined to be
₹
 2,075 million ($ 30 million). The recoverable amount of the
KG-ONN-2003/1
CGU was determined based on the fair value less costs of disposal approach, a level- 3 valuation technique in the fair value hierarchy, as it more accurately reflects the recoverable amount based on our view of the assumptions that would be used by a market participant. This is based on the cash flows expected to be generated by the projected oil and natural gas production profiles up to the expected dates of cessation of production sharing contract (PSC)/cessation of production from each producing field based on the current estimates of reserves and risked resources. Reserves assumptions for fair value less costs of disposal tests consider all reserves that a market participant would consider when valuing the asset, which are usually broader in scope than the reserves used in a value-in-use
test. Discounted cash flow analysis used to calculate fair value less costs of disposal uses assumption for short-term oil price of US $ 62 per barrel for the year ended March 31, 2019 and scales up to long-term nominal price of US $ 65 per barrel by year ended March 31, 2022 derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2.5% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 11.8% derived from the
post-tax
weighted average cost of capital. The sensitivities around change in crude price and discount rate are not material to the financial statements.

B)
During the year ended March
31,
2020, the Group ha
s
 recognized impairment charge of
₹
 5,098 million ($ 67 million) on the assets of AvanStrate Inc (ASI) mainly due to the significant changes in the market and economic environment in which ASI operates leading to decrease in demand and profitability in the glass substrate business. The charge relates to ASI business in Japan, Taiwan and Korea classified in the ‘others’ segment. Given the significant interdependence of these entities on each other, these are considered as a single cash-generating unit.

The net recoverable value of assets and liabilities has been assessed at
₹
 15,360 million ($ 204

million) based on the value in use approach. Based on the sensitivities carried out by the Group, decrease in volume assumptions by 1% would lead to decrease in recoverable value by
₹
 170

million ($ 2 million) and increase in discount rate by 1% would lead to a decrease in recoverable value by
₹
 480 million ($ 6 million).

C)	Refer note 3(c)(I)(vii) relating to assets at copper plant where operations are suspended.

D)	Footnotes:

1.	Plant and equipment include refineries, smelters, power plants, aircrafts, ships, river fleets, railway sidings and related facilities.

2.	During the year ended March 31, 2018, 2019 and 2020, interest capitalised was ₹ 3,484 million, ₹ 8,345 million and ₹ 10,169 million ($ 135 million) respectively.

3.	Certain property, plant and equipment are pledged as collateral against borrowings, the details related to which have been described in Note 22 on “Borrowings”.

4.
Land includes 40 quarters at Bidhan Bagh Unit and 300.88 acres of land at Korba and Bidhan Bagh which have been occupied without authorisation for which Group is evaluating evacuation options and the Group has filed the civil suits for the same.

5.
The land transferred to BALCO by National Thermal Power Corporation Ltd. (NTPC) vide agreement dated June 20, 2002 comprising of 171.44 acres land for BALCO’s 270 MW captive power plant and it’s allied facilities and 34.74 acres land for staff quarters of the said captive power plant is yet to be registered in favour of BALCO due to non availability of title deeds from NTPC. The arbitration is pending between Balco and NTPC (presently in appeal before Delhi High Court), in which transfer of title deeds is also sub-judice
and is posted for hearing on September 21, 2020.

6.
The Division Bench of the Hon’ble High Court of Chhattisgarh has vide its order dated February 25, 2010, upheld that BALCO is in legal possession of 1,804.67 acres of Government land. Subsequent to the said order, the State Government has decided to issue the lease deed in favour of BALCO after the issue of forest land is decided by the Hon’ble Supreme Court. In the proceedings before the Hon’ble Supreme Court, pursuant to public interest litigations filed, it has been alleged that land in possession of BALCO is being used in contravention of the Forest Conservation Act, 1980 even though the said land has been in its possession prior to the promulgation of the Forest Conservation Act, 1980 on which its Aluminium complex, allied facilities and township were constructed between
1971-76.
The Central Empowered Committee of the Supreme Court has already recommended ex-post
facto diversion of the forest land in possession of BALCO. BALCO has also filed two IA before the Supreme Court, 1st challenging the order of the Tehsildar Korba whereby he rejected BALCO applications for eviction of illegal encroachers on BALCO land on the ground that land matter is subjudice before the Supreme Court and the other application whereby BALCO has challenged the state government’s action for allotment of land to illegal encroachers under the Rajiv Ashray Yojna. The matter is to be listed in due course.

7.
Property, plant and Equipment and exploration and evaluation assets net block includes share of jointly owned assets with the joint venture partners of
₹
 230,411 million and
₹
 116,331 million ($ 1,543 million) as at March 31, 2019 and 2020 respectively. Consequent to Rajasthan PSC extension as detailed in note 3(c)(
I
)(viii), in the previous year the Group has recomputed its reserves till 2030 and has reclassified exploration costs of
₹
 148,432 million ($ 2,146 million) to property, plant and equipment.

8.	Oil and Gas Properties includes development assets under construction of carrying value of ₹ 104,933 million and ₹ 48,477 million ($ 643 million) as at March 31, 2019 and 2020 respectively.

9.	Title deeds of land of 264 acres relating to Electrosteel Steels Limited are not available with the Group. The Group is in the process of having the same regularised.

10.
A parcel of land aggregating to
₹
 1,201 million ($ 16 million) relating to Iron Ore business has been reclassified during the year, due to existing litigation, to Financial Assets and later impaired.
₹
 379 million ($ 5 million) transferred to intangible assets from “Asset under construction”.

11.
TSPL’s assets consisting of land (including ROU land), building and plant and machinery having net carrying values as at March 31, 2019 and 2020 of
₹
3,906 million and
₹
3,975 million ($ 53 million),
₹
2,047 millions and
₹
1,945 million ($ 26 million) and
₹
92,895 million and
₹
88,619 million ($ 1,175 million) respectively have been given on operating lease (refer note 3(c)(II)(iii)).

12.	Reconciliation of depreciation, depletion and amortization expense:

	Year ended March 31,
	2018	2019	2020	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Depreciation, depletion and amortization expense on
Property, plant and equipment	74,588	95,718	100,255	1,330
Intangible assets	571	812	821	11
As per property, plant and equipment and intangibles schedule	75,159	96,530	101,076	1,341
Less: Depreciation capitalized	(10)	(100)	—	—
Less: Cost allocated to joint ventures	(270)	(284)	(586)	(8)

Charged to consolidated statement of profit or loss	74,879	96,146	100,490	1,333